Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Details) [Line Items]
Net operating losses	$ 33.1	$ 15.1
Hong Kong [Member] | Minimum [Member]
Income Tax Expense (Details) [Line Items]
Income tax rate	8.25%
Hong Kong [Member] | Maximum [Member]
Income Tax Expense (Details) [Line Items]
Income tax rate	16.50%